SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

In February 2021, the Company, through its wholly-owned subsidiary, acquired 100% shares of Composite Capital Management, a Hong Kong-licensed global investment management firm and its underlying subsidiaries, primarily through shares consideration.